LVIP Macquarie Social Awareness Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.55%
Automobile Components–0.25%
BorgWarner, Inc.	64,592	$1,850,561
		1,850,561
Automobiles–0.70%
†Tesla, Inc.	19,867	5,148,732
		5,148,732
Banks–5.59%
East West Bancorp, Inc.	91,071	8,174,533
JPMorgan Chase & Co.	74,549	18,286,870
U.S. Bancorp	220,664	9,316,434
Webster Financial Corp.	108,836	5,610,496
		41,388,333
Beverages–1.02%
PepsiCo, Inc.	50,374	7,553,078
		7,553,078
Biotechnology–2.75%
†Insmed, Inc.	54,658	4,169,859
†Natera, Inc.	28,005	3,960,187
†Neurocrine Biosciences, Inc.	34,470	3,812,382
†Vertex Pharmaceuticals, Inc.	17,324	8,399,022
		20,341,450
Broadline Retail–3.96%
†Amazon.com, Inc.	153,989	29,297,947
		29,297,947
Building Products–1.63%
Carlisle Cos., Inc.	11,949	4,068,635
Trane Technologies PLC	23,761	8,005,556
		12,074,191
Capital Markets–2.85%
Blackrock, Inc.	8,577	8,117,959
Intercontinental Exchange, Inc.	47,044	8,115,090
Raymond James Financial, Inc.	34,978	4,858,794
		21,091,843
Chemicals–2.29%
Corteva, Inc.	74,825	4,708,737
DuPont de Nemours, Inc.	63,345	4,730,605
Linde PLC	16,143	7,516,826
		16,956,168
Commercial Services & Supplies–0.61%
Waste Management, Inc.	19,444	4,501,480
		4,501,480
Communications Equipment–0.95%
Cisco Systems, Inc.	114,151	7,044,258
		7,044,258
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.34%
Quanta Services, Inc.	38,924	$9,893,702
		9,893,702
Consumer Staples Distribution & Retail–0.97%
Casey's General Stores, Inc.	16,520	7,170,341
		7,170,341
Diversified Telecommunication Services–0.68%
AT&T, Inc.	178,833	5,057,397
		5,057,397
Electrical Equipment–1.62%
AMETEK, Inc.	20,761	3,573,799
Eaton Corp. PLC	18,256	4,962,528
Emerson Electric Co.	31,596	3,464,185
		12,000,512
Entertainment–2.09%
†Netflix, Inc.	10,400	9,698,312
Walt Disney Co.	58,526	5,776,516
		15,474,828
Financial Services–2.80%
Visa, Inc. Class A	59,096	20,710,784
		20,710,784
Ground Transportation–1.27%
CSX Corp.	199,197	5,862,368
Knight-Swift Transportation Holdings, Inc.	81,944	3,563,744
		9,426,112
Health Care Equipment & Supplies–2.98%
Abbott Laboratories	65,399	8,675,177
Becton Dickinson & Co.	18,107	4,147,590
†Edwards Lifesciences Corp.	53,737	3,894,858
†Lantheus Holdings, Inc.	54,719	5,340,574
		22,058,199
Health Care Providers & Services–1.21%
Cigna Group	27,153	8,933,337
		8,933,337
Health Care Technology–0.32%
†Veeva Systems, Inc. Class A	10,110	2,341,779
		2,341,779
Hotels, Restaurants & Leisure–1.95%
Aramark	102,466	3,537,126
Starbucks Corp.	56,174	5,510,108
Texas Roadhouse, Inc.	32,157	5,358,321
		14,405,555
LVIP Macquarie Social Awareness Fund–1

LVIP Macquarie Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.50%
Toll Brothers, Inc.	35,307	$3,728,066
		3,728,066
Industrial REITs–0.59%
First Industrial Realty Trust, Inc.	80,479	4,342,647
		4,342,647
Insurance–3.07%
Axis Capital Holdings Ltd.	90,010	9,022,602
Kemper Corp.	89,166	5,960,747
Reinsurance Group of America, Inc.	39,164	7,711,392
		22,694,741
Interactive Media & Services–6.62%
Alphabet, Inc. Class A	177,440	27,439,322
Meta Platforms, Inc. Class A	37,409	21,561,051
		49,000,373
IT Services–1.31%
Accenture PLC Class A	24,782	7,732,975
†Snowflake, Inc. Class A	13,657	1,996,107
		9,729,082
Leisure Products–0.39%
†YETI Holdings, Inc.	86,572	2,865,533
		2,865,533
Life Sciences Tools & Services–1.50%
†Repligen Corp.	26,988	3,433,953
Thermo Fisher Scientific, Inc.	15,381	7,653,586
		11,087,539
Machinery–2.61%
Caterpillar, Inc.	17,408	5,741,158
Lincoln Electric Holdings, Inc.	22,416	4,240,211
Parker-Hannifin Corp.	15,367	9,340,831
		19,322,200
Media–0.73%
Comcast Corp. Class A	146,564	5,408,212
		5,408,212
Oil, Gas & Consumable Fuels–3.96%
ConocoPhillips	70,633	7,417,878
Diamondback Energy, Inc.	51,855	8,290,577
Expand Energy Corp.	70,324	7,828,468
Permian Resources Corp.	414,292	5,737,944
		29,274,867
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.44%
Delta Air Lines, Inc.	75,522	$3,292,759
		3,292,759
Pharmaceuticals–3.01%
Eli Lilly & Co.	17,457	14,417,911
Merck & Co., Inc.	87,490	7,853,102
		22,271,013
Real Estate Management & Development–0.51%
†Jones Lang LaSalle, Inc.	15,307	3,794,758
		3,794,758
Semiconductors & Semiconductor Equipment–8.95%
Broadcom, Inc.	101,293	16,959,487
NVIDIA Corp.	368,718	39,961,657
†ON Semiconductor Corp.	74,389	3,026,888
Texas Instruments, Inc.	35,081	6,304,056
		66,252,088
Software–13.63%
†Adobe, Inc.	8,868	3,401,144
†Crowdstrike Holdings, Inc. Class A	18,695	6,591,483
Intuit, Inc.	8,368	5,137,868
Microsoft Corp.	117,105	43,960,046
Oracle Corp.	36,572	5,113,131
†Palo Alto Networks, Inc.	30,432	5,192,917
†PTC, Inc.	20,699	3,207,310
Roper Technologies, Inc.	13,789	8,129,719
Salesforce, Inc.	27,802	7,460,945
†ServiceNow, Inc.	9,694	7,717,781
†Tyler Technologies, Inc.	8,477	4,928,443
		100,840,787
Specialized REITs–0.69%
American Tower Corp.	23,483	5,109,901
		5,109,901
Specialty Retail–3.40%
Dick's Sporting Goods, Inc.	24,505	4,939,228
Home Depot, Inc.	32,197	11,799,879
Tractor Supply Co.	152,343	8,394,099
		25,133,206
Technology Hardware, Storage & Peripherals–5.53%
Apple, Inc.	184,400	40,960,772
		40,960,772
Textiles, Apparel & Luxury Goods–0.43%
NIKE, Inc. Class B	50,054	3,177,428
		3,177,428
Trading Companies & Distributors–0.28%
FTAI Aviation Ltd.	18,858	2,093,804
		2,093,804
LVIP Macquarie Social Awareness Fund–2

LVIP Macquarie Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.57%
American Water Works Co., Inc.	28,343	$4,181,159
		4,181,159
Total Common Stock (Cost $298,736,464)		729,281,522

MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	10,964,052	10,964,052
Total Money Market Fund (Cost $10,964,052)		10,964,052

TOTAL INVESTMENTS–100.03% (Cost $309,700,516)	$740,245,574
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(208,220)
NET ASSETS APPLICABLE TO 14,905,639 SHARES OUTSTANDING–100.00%	$740,037,354

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie Social Awareness Fund–3